QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited)	December 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.9%
COMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 1.8%
China Unicom Hong Kong Ltd.	910,000	$859,034	(a)
Deutsche Telekom AG, Registered Shares	96,108	1,570,555	(a)
KT Corp., ADR	48,546	563,134
Nippon Telegraph & Telephone Corp.	50,000	1,266,491	(a)
Telefonica SA	87,904	614,383	(a)

Total Diversified Telecommunication Services		4,873,597

Entertainment - 0.7%
NetEase Inc., ADR	2,000	613,280
Vivendi SA	41,022	1,189,027	(a)

Total Entertainment		1,802,307

Interactive Media & Services - 0.8%
Auto Trader Group PLC	128,926	1,018,909	(a)
Rightmove PLC	130,920	1,100,961	(a)

Total Interactive Media & Services		2,119,870

Media - 0.4%
Eutelsat Communications SA	21,090	343,050	(a)
Pearson PLC	93,764	793,154	(a)

Total Media		1,136,204

Wireless Telecommunication Services - 2.2%
KDDI Corp.	63,201	1,880,217	(a)
NTT DOCOMO Inc.	72,259	2,019,303	(a)
Softbank Corp.	77,800	1,042,602	(a)
SoftBank Group Corp.	19,636	854,883	(a)

Total Wireless Telecommunication Services		5,797,005

TOTAL COMMUNICATION SERVICES		15,728,983

CONSUMER DISCRETIONARY - 12.0%
Auto Components - 1.5%
Cie Generale des Etablissements Michelin SCA	9,906	1,215,110	(a)
Magna International Inc.	17,315	949,388
NGK Spark Plug Co. Ltd.	31,900	618,815	(a)
Stanley Electric Co. Ltd.	41,663	1,204,545	(a)

Total Auto Components		3,987,858

Automobiles - 2.5%
Honda Motor Co. Ltd.	62,037	1,749,889	(a)
Isuzu Motors Ltd.	75,800	892,987	(a)
Nissan Motor Co. Ltd.	119,022	691,730	(a)

See Notes to Schedule of Investments.

QS International Equity Fund 2019 Quarterly Report	1

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Automobiles - (continued)
Peugeot SA	47,612	$1,140,276	(a)
Toyota Motor Corp.	30,589	2,153,765	(a)

Total Automobiles		6,628,647

Distributors - 0.3%
Inchcape PLC	91,954	859,807	(a)

Hotels, Restaurants & Leisure - 1.6%
Aristocrat Leisure Ltd.	43,366	1,028,492	(a)
Melco Resorts & Entertainment Ltd., ADR	31,646	764,884
Sodexo SA	9,583	1,136,588	(a)
Wynn Macau Ltd.	495,600	1,225,936	(a)

Total Hotels, Restaurants & Leisure		4,155,900

Household Durables - 1.8%
Berkeley Group Holdings PLC	15,237	988,053	(a)
Sekisui House Ltd.	47,845	1,021,782	(a)
Sony Corp.	39,342	2,677,884	(a)

Total Household Durables		4,687,719

Internet & Direct Marketing Retail - 0.4%
Vipshop Holdings Ltd., ADR	79,582	1,127,677	*

Leisure Products - 0.2%
Bandai Namco Holdings	10,400	631,075	(a)

Multiline Retail - 0.9%
Marui Group Co. Ltd.	35,200	856,830	(a)
Next PLC	15,597	1,452,246	(a)

Total Multiline Retail		2,309,076

Specialty Retail - 0.5%
Hennes & Mauritz AB, Class B Shares	46,882	953,006	(a)
Mr Price Group Ltd.	40,617	529,863	(a)

Total Specialty Retail		1,482,869

Textiles, Apparel & Luxury Goods - 2.3%
adidas AG	7,062	2,295,199	(a)
Burberry Group PLC	39,973	1,169,838	(a)
Gildan Activewear Inc.	23,800	703,617
LVMH Moet Hennessy Louis Vuitton SE	2,518	1,172,711	(a)
Pandora A/S	16,409	713,788	(a)

Total Textiles, Apparel & Luxury Goods		6,055,153

TOTAL CONSUMER DISCRETIONARY		31,925,781

CONSUMER STAPLES - 11.6%
Beverages - 3.0%
Anheuser-Busch InBev SA/NV	8,059	660,850	(a)
Asahi Group Holdings Ltd.	24,418	1,115,407	(a)

See Notes to Schedule of Investments.

2	QS International Equity Fund 2019 Quarterly Report

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Beverages - (continued)
Coca-Cola European Partners PLC	21,277	$1,082,574
Coca-Cola HBC AG, Class DI Shares	30,267	1,032,306	*(a)
Diageo PLC	78,276	3,298,525	(a)
Suntory Beverage & Food Ltd.	18,000	752,733	(a)

Total Beverages		7,942,395

Food & Staples Retailing - 1.7%
Empire Co. Ltd., Class A Shares	39,100	917,166
Koninklijke Ahold Delhaize NV	61,847	1,550,002	(a)
Seven & i Holdings Co. Ltd.	32,800	1,200,111	(a)
Sundrug Co. Ltd.	23,900	863,741	(a)

Total Food & Staples Retailing		4,531,020

Food Products - 3.3%
Associated British Foods PLC	29,301	1,015,073	(a)
Nestle SA, Registered Shares	62,118	6,729,650	(a)
Tate & Lyle PLC	98,415	991,953	(a)

Total Food Products		8,736,676

Household Products - 0.4%
Essity AB, Class B Shares	32,818	1,057,990	(a)

Personal Products - 1.2%
Unilever NV, CVA	57,431	3,304,357	(a)

Tobacco - 2.0%
British American Tobacco PLC	58,603	2,496,795	(a)
Imperial Brands PLC	45,964	1,138,917	(a)
KT&G Corp.	7,000	567,461	(a)
Swedish Match AB	18,873	972,975	(a)

Total Tobacco		5,176,148

TOTAL CONSUMER STAPLES		30,748,586

ENERGY - 5.5%
Energy Equipment & Services - 0.2%
Tenaris SA	48,572	549,308	(a)

Oil, Gas & Consumable Fuels - 5.3%
BP PLC	290,186	1,821,598	(a)
Eni SpA	93,211	1,448,389	(a)
Imperial Oil Ltd.	24,300	642,798
Origin Energy Ltd.	124,915	742,519	(a)
Repsol SA	97,826	1,534,632	(a)
Royal Dutch Shell PLC, Class A Shares	147,364	4,341,229	(a)
Royal Dutch Shell PLC, Class B Shares	39,759	1,184,722	(a)

See Notes to Schedule of Investments.

QS International Equity Fund 2019 Quarterly Report	3

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Santos Ltd.	173,742	$999,966	(a)
Total SA	22,819	1,261,029	(a)

Total Oil, Gas & Consumable Fuels		13,976,882

TOTAL ENERGY		14,526,190

FINANCIALS - 18.0%
Banks - 8.4%
Banco Bilbao Vizcaya Argentaria SA	303,469	1,710,187	(a)
Banco Santander SA	176,484	745,190	(a)
Bank Leumi Le-Israel BM	175,806	1,281,238	(a)
Bank of Ireland Group PLC	152,367	840,210	(a)
Bank of Nova Scotia	13,000	734,319
Bankinter SA	86,566	636,461	(a)
BNP Paribas SA	38,531	2,293,643	(a)
BOC Hong Kong Holdings Ltd.	205,000	713,882	(a)
Danske Bank A/S	36,781	594,837	(a)
Erste Group Bank AG	23,441	881,664	*(a)
Grupo Financiero Banorte SAB de CV, Class O Shares	121,100	676,098
HSBC Holdings PLC	235,258	1,847,516	(a)
ING Groep NV	150,644	1,810,446	(a)
Lloyds Banking Group PLC	2,252,944	1,880,368	(a)
Mitsubishi UFJ Financial Group Inc.	296,754	1,603,838	(a)
Mizuho Financial Group Inc.	840,400	1,292,503	(a)
Raiffeisen Bank International AG	23,730	595,264	(a)
Resona Holdings Inc.	163,000	710,742	(a)
Skandinaviska Enskilda Banken AB, Class A Shares	101,453	954,378	(a)
Westpac Banking Corp.	30,644	522,208	(a)

Total Banks		22,324,992

Capital Markets - 0.8%
Intermediate Capital Group PLC	35,260	753,853	(a)
Quilter PLC	380,916	814,696	(a)
UBS Group AG, Registered Shares	37,623	474,834	*(a)

Total Capital Markets		2,043,383

Diversified Financial Services - 0.1%
M&G PLC	50,000	157,319	*(a)

Insurance - 8.7%
Aegon NV	161,020	737,048	(a)
Ageas	21,614	1,278,664	(a)
AIA Group Ltd.	144,000	1,515,118	(a)
Allianz SE, Registered Shares	13,297	3,260,568	(a)
ASR Nederland NV	18,579	696,625	(a)

See Notes to Schedule of Investments.

4	QS International Equity Fund 2019 Quarterly Report

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Insurance - (continued)
Aviva PLC	175,942	$981,506	(a)
AXA SA	79,512	2,243,235	(a)
Baloise Holding AG, Registered Shares	4,337	783,849	(a)
Japan Post Holdings Co. Ltd.	109,900	1,032,176	(a)
Japan Post Insurance Co. Ltd.	42,000	718,917	(a)
Legal & General Group PLC	331,399	1,335,130	(a)
Manulife Financial Corp.	53,300	1,081,967
MS&AD Insurance Group Holdings Inc.	40,417	1,330,776	(a)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	7,187	2,120,269	(a)
Prudential PLC	58,603	1,127,606	(a)
Sompo Holdings Inc.	23,400	916,912	(a)
Zurich Insurance Group AG	4,873	1,998,613	(a)

Total Insurance		23,158,979

TOTAL FINANCIALS		47,684,673

HEALTH CARE - 11.8%
Health Care Equipment & Supplies - 0.8%
GN Store Nord A/S	14,000	659,087	(a)
Koninklijke Philips NV	29,301	1,432,502	(a)

Total Health Care Equipment & Supplies		2,091,589

Health Care Providers & Services - 0.4%
Suzuken Co. Ltd.	24,662	1,003,579	(a)

Life Sciences Tools & Services - 0.7%
ICON PLC	10,815	1,862,667	*

Pharmaceuticals - 9.9%
Astellas Pharma Inc.	48,427	827,226	(a)
AstraZeneca PLC	9,477	948,161	(a)
Bausch Health Cos Inc.	21,900	655,541	*
Chugai Pharmaceutical Co. Ltd.	11,700	1,077,617	(a)
GlaxoSmithKline PLC	91,420	2,150,729	(a)
Hikma Pharmaceuticals PLC	29,314	776,534	(a)
Merck KGaA	7,033	832,261	(a)
Novartis AG, Registered Shares	45,000	4,263,406	(a)
Novo Nordisk A/S, Class B Shares	58,679	3,403,363	(a)
Roche Holding AG	19,164	6,214,081	(a)
Sanofi	28,129	2,825,198	(a)
Santen Pharmaceutical Co. Ltd.	57,500	1,096,348	(a)
Shionogi & Co. Ltd.	22,751	1,405,629	(a)

Total Pharmaceuticals		26,476,094

TOTAL HEALTH CARE		31,433,929

See Notes to Schedule of Investments.

QS International Equity Fund 2019 Quarterly Report	5

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
INDUSTRIALS - 13.3%
Aerospace & Defense - 0.6%
Safran SA	10,548	$1,635,092	(a)

Airlines - 0.2%
Air Canada	18,000	672,427	*

Building Products - 0.4%
LIXIL Group Corp.	56,600	975,488	(a)

Commercial Services & Supplies - 0.2%
Ritchie Bros Auctioneers Inc.	14,000	600,732

Construction & Engineering - 2.3%
China Railway Group Ltd., Class H Shares	1,377,000	850,378	(a)
Eiffage SA	11,432	1,309,979	(a)
Kajima Corp.	47,030	628,513	(a)
Koninklijke Volkerwessels NV	30,572	753,814	(a)
Obayashi Corp.	171,172	1,897,934	(a)
Skanska AB, Class B Shares	33,027	746,810	(a)

Total Construction & Engineering		6,187,428

Industrial Conglomerates - 1.0%
CK Hutchison Holdings Ltd.	150,000	1,433,302	(a)
Siemens AG, Registered Shares	8,852	1,157,132	(a)

Total Industrial Conglomerates		2,590,434

Machinery - 1.2%
Aalberts NV	21,081	948,390	(a)
Amada Holdings Co. Ltd.	70,300	798,384	(a)
Atlas Copco AB, Class A Shares	35,161	1,401,608	(a)

Total Machinery		3,148,382

Marine - 0.5%
A.P. Moller - Maersk A/S, Class B Shares	874	1,261,138	(a)

Professional Services - 1.8%
Adecco Group AG, Registered Shares	13,639	862,259	(a)
Bureau Veritas SA	30,474	796,310	(a)
Randstad NV	17,581	1,076,621	(a)
Wolters Kluwer NV	26,518	1,938,285	(a)

Total Professional Services		4,673,475

Trading Companies & Distributors - 4.7%
AerCap Holdings NV	13,127	806,917	*
Ashtead Group PLC	41,455	1,326,586	(a)
Brenntag AG	15,000	815,611	(a)
ITOCHU Corp.	79,039	1,830,415	(a)
Marubeni Corp.	162,098	1,197,812	(a)
Mitsubishi Corp.	82,245	2,181,945	(a)

See Notes to Schedule of Investments.

6	QS International Equity Fund 2019 Quarterly Report

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Trading Companies & Distributors - (continued)
Mitsui & Co. Ltd.	81,099	$1,442,101	(a)
Sojitz Corp.	235,800	758,913	(a)
Sumitomo Corp.	80,699	1,203,141	(a)
Toyota Tsusho Corp.	25,700	900,802	(a)

Total Trading Companies & Distributors		12,464,243

Transportation Infrastructure - 0.4%
Kamigumi Co. Ltd.	43,100	944,293	(a)

TOTAL INDUSTRIALS		35,153,132

INFORMATION TECHNOLOGY - 7.4%
Communications Equipment - 0.5%
Telefonaktiebolaget LM Ericsson, Class B Shares	161,563	1,415,666	(a)

Electronic Equipment, Instruments & Components - 0.2%
Nippon Electric Glass Co. Ltd.	19,146	424,102	(a)

IT Services - 0.8%
Capgemini SE	11,718	1,435,424	(a)
TIS Inc.	11,700	691,603	(a)

Total IT Services		2,127,027

Semiconductors & Semiconductor Equipment - 3.1%
ASML Holding NV	12,450	3,707,737	(a)
Dialog Semiconductor PLC	15,523	786,513	*(a)
NXP Semiconductors NV	16,200	2,061,612
Tokyo Electron Ltd.	3,000	659,259	(a)
United Microelectronics Corp.	1,763,000	968,884	(a)

Total Semiconductors & Semiconductor Equipment		8,184,005

Software - 1.7%
Check Point Software Technologies Ltd.	12,325	1,367,582	*
Open Text Corp.	12,900	568,432
SAP SE	9,417	1,269,127	(a)
SimCorp A/S	11,038	1,254,225	(a)

Total Software		4,459,366

Technology Hardware, Storage & Peripherals - 1.1%
Brother Industries Ltd.	46,100	949,225	(a)
Lite-On Technology Corp.	497,000	818,797	(a)
Logitech International SA, Registered Shares	23,658	1,121,778	(a)

Total Technology Hardware, Storage & Peripherals		2,889,800

TOTAL INFORMATION TECHNOLOGY		19,499,966

MATERIALS - 6.8%
Chemicals - 1.7%
China BlueChemical Ltd., Class H Shares	2,824,000	696,357	(a)
Covestro AG	11,000	511,346	(a)

See Notes to Schedule of Investments.

QS International Equity Fund 2019 Quarterly Report	7

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Chemicals - (continued)
Daicel Corp.	76,546	$730,189	(a)
Nitto Denko Corp.	12,100	678,871	(a)
Showa Denko KK	24,800	653,254	(a)
Solvay SA	9,444	1,098,224	(a)

Total Chemicals		4,368,241

Construction Materials - 1.5%
Anhui Conch Cement Co. Ltd., Class H Shares	111,500	814,751	(a)
HeidelbergCement AG	12,000	874,682	(a)
LafargeHolcim Ltd., Registered Shares	24,452	1,355,907	*(a)
Taiheiyo Cement Corp.	31,300	915,792	(a)

Total Construction Materials		3,961,132

Metals & Mining - 3.3%
BHP Group Ltd.	39,557	1,083,483	(a)
BHP Group PLC	44,247	1,045,111	(a)
BlueScope Steel Ltd.	67,320	713,307	(a)
Glencore PLC	351,614	1,099,471	*(a)
Jindal Steel & Power Ltd.	356,061	833,181	*(a)
Rio Tinto PLC	52,804	3,137,454	(a)
South32 Ltd.	437,516	832,957	(a)

Total Metals & Mining		8,744,964

Paper & Forest Products - 0.3%
Oji Holdings Corp.	160,867	868,211	(a)

TOTAL MATERIALS		17,942,548

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Klepierre SA	22,990	873,912	(a)

Real Estate Management & Development - 3.4%
CapitaLand Ltd.	446,500	1,245,345	(a)
China Overseas Land & Investment Ltd.	282,000	1,101,364	(a)
Daito Trust Construction Co. Ltd.	7,600	941,267	(a)
PSP Swiss Property AG, Registered Shares	8,927	1,232,837	(a)
Swire Pacific Ltd., Class A Shares	93,500	871,401	(a)
TAG Immobilien AG	36,205	899,855	*(a)
Vonovia SE	27,951	1,504,773	(a)
Wheelock & Co. Ltd.	186,558	1,244,084	(a)

Total Real Estate Management & Development		9,040,926

TOTAL REAL ESTATE		9,914,838

UTILITIES - 2.9%
Electric Utilities - 2.0%
Chubu Electric Power Co. Inc.	67,472	951,710	(a)

See Notes to Schedule of Investments.

8	QS International Equity Fund 2019 Quarterly Report

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY		SHARES	VALUE
Electric Utilities - (continued)
Endesa SA		57,235	$1,528,065	(a)
Enel SpA		276,627	2,200,680	(a)
Tohoku Electric Power Co. Inc.		58,500	578,601	(a)

Total Electric Utilities			5,259,056

Multi-Utilities - 0.9%
Engie SA		86,839	1,403,317	(a)
Veolia Environnement SA		42,491	1,131,835	(a)

Total Multi-Utilities			2,535,152

TOTAL UTILITIES			7,794,208

TOTAL COMMON STOCKS (Cost - $238,593,328)			262,352,834

	RATE
PREFERRED STOCKS - 0.4%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Porsche Automobil Holding SE (Cost - $907,503)	2.210%	14,065	1,052,134	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $239,500,831)			263,404,968

SHORT-TERM INVESTMENTS - 0.5%
Invesco Treasury Portfolio, Institutional Class (Cost - $1,428,084)	1.486%	1,428,084	1,428,084

TOTAL INVESTMENTS - 99.8% (Cost - $240,928,915)			264,833,052
Other Assets in Excess of Liabilities - 0.2%			521,212

TOTAL NET ASSETS - 100.0%			$265,354,264

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CVA	— Certificaaten van aandelen (Share Certificates)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

QS International Equity Fund 2019 Quarterly Report	9

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS International Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

10

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

11

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$1,176,414	$14,552,569	—	$15,728,983
Consumer Discretionary	3,545,566	28,380,215	—	31,925,781
Consumer Staples	1,999,740	28,748,846	—	30,748,586
Energy	642,798	13,883,392	—	14,526,190
Financials	2,492,384	45,192,289	—	47,684,673
Health Care	2,518,208	28,915,721	—	31,433,929
Industrials	2,080,076	33,073,056	—	35,153,132
Information Technology	3,997,626	15,502,340	—	19,499,966
Other Common Stocks	—	35,651,594	—	35,651,594
Preferred Stocks	—	1,052,134	—	1,052,134

Total Long-Term Investments	18,452,812	244,952,156	—	263,404,968

Short-Term Investments†	1,428,084	—	—	1,428,084

Total Investments	$19,880,896	$244,952,156	—	$264,833,052

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

12